Condensed consolidating financial information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Rental									$ 431,359	$ 367,184	$ 366,731
Tenant recoveries									136,322	113,351	102,968
Other income (loss)									5,762	5,213	11,854
Total revenues	145,779	144,193	143,551	139,920	131,778	121,220	116,633	116,117	573,443	485,748	481,553
Expenses
Rental operations									168,627	132,181	122,138
General and administrative									41,163	34,383	36,296
Interest									63,407	69,509	82,111
Depreciation and amortization									157,526	126,033	117,246
Total expenses									430,723	362,106	357,791
Income from continuing operations before equity in earnings of affiliates and (loss) gain on early extinguishment of debt									142,720	123,642	123,762
(Loss) gain on early extinguishment of debt									(6,485)	(45,168)	11,254
Income from continuing operations									136,235	78,474	135,016
(Loss) income from discontinued operations, net									(888)	1,106	6,632
Gain on sales of land parcels									46	59,442
Net income									135,393	139,022	141,648
Net income attributable to noncontrolling interests									3,975	3,729	7,047
Dividends on preferred stock									28,357	28,357	28,357
Net income attributable to unvested restricted stock awards									1,088	995	1,270
Net income attributable to Alexandria Real Estate Equities, Inc.'s common stockholders	26,960	24,662	25,986	24,365	83,241	22,235	(20,393)	20,542	101,973	105,941	104,974
Alexandria Real Estate Equities, Inc. (Issuer)
Revenues
Rental									6,861	6,587	6,668
Tenant recoveries									3,028	2,864	2,869
Other income (loss)									8,357	8,123	8,793
Total revenues									18,246	17,574	18,330
Expenses
Rental operations									9,386	6,796	7,317
General and administrative									36,265	32,091	35,860
Interest									38,611	42,991	53,493
Depreciation and amortization									4,938	5,631	4,648
Total expenses									89,200	87,509	101,318
Income from continuing operations before equity in earnings of affiliates and (loss) gain on early extinguishment of debt									(70,954)	(69,935)	(82,988)
Equity in earnings of affiliates									208,857	250,396	206,335
(Loss) gain on early extinguishment of debt									(6,485)	(45,168)	11,254
Income from continuing operations									131,418	135,293	134,601
Net income									131,418	135,293	134,601
Dividends on preferred stock									28,357	28,357	28,357
Net income attributable to unvested restricted stock awards									1,088	995	1,270
Net income attributable to Alexandria Real Estate Equities, Inc.'s common stockholders									101,973	105,941	104,974
Alexandria Real Estate Equities, L.P. (Guarantor Subsidiary)
Revenues
Other income (loss)									(452)	930	(499)
Total revenues									(452)	930	(499)
Expenses
General and administrative									17	11
Total expenses									17	11
Income from continuing operations before equity in earnings of affiliates and (loss) gain on early extinguishment of debt									(469)	919	(499)
Equity in earnings of affiliates									198,262	240,218	198,856
Income from continuing operations									197,793	241,137	198,357
Net income									197,793	241,137	198,357
Net income attributable to Alexandria Real Estate Equities, Inc.'s common stockholders									197,793	241,137	198,357
Non-Guarantor Subsidiaries
Revenues
Rental									424,498	360,597	360,063
Tenant recoveries									133,294	110,487	100,099
Other income (loss)									10,677	8,250	15,562
Total revenues									568,469	479,334	475,724
Expenses
Rental operations									159,241	125,385	114,821
General and administrative									17,701	14,371	12,438
Interest									24,796	26,518	28,618
Depreciation and amortization									152,588	120,402	112,598
Total expenses									354,326	286,676	268,475
Income from continuing operations before equity in earnings of affiliates and (loss) gain on early extinguishment of debt									214,143	192,658	207,249
Equity in earnings of affiliates									3,914	4,770	3,920
Income from continuing operations									218,057	197,428	211,169
(Loss) income from discontinued operations, net									(888)	1,106	6,632
Gain on sales of land parcels									46	59,442
Net income									217,215	257,976	217,801
Net income attributable to noncontrolling interests									3,975	3,729	7,047
Net income attributable to Alexandria Real Estate Equities, Inc.'s common stockholders									213,240	254,247	210,754
Eliminations
Revenues
Other income (loss)									(12,820)	(12,090)	(12,002)
Total revenues									(12,820)	(12,090)	(12,002)
Expenses
General and administrative									(12,820)	(12,090)	(12,002)
Total expenses									(12,820)	(12,090)	(12,002)
Equity in earnings of affiliates									(411,033)	(495,384)	(409,111)
Income from continuing operations									(411,033)	(495,384)	(409,111)
Net income									(411,033)	(495,384)	(409,111)
Net income attributable to Alexandria Real Estate Equities, Inc.'s common stockholders									$ (411,033)	$ (495,384)	$ (409,111)